SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net loss per share

	Three Months Ended
	March 31,
	2021	2020

Net Loss	$ (1,047,165)	$ (466,130)
Series A Preferred Stock Dividends	2,500	2,500
Net Loss Available to Common Stockholders and Assumed Conversions	$ (1,049,665)	$ (468,630)

Weighted Average Shares - Basic	7,341,138	5,044,230
Shares Issuable Upon Conversion of 8% Senior Secured Convertible Promissory Notes	-	-
Shares Issuable Upon Conversion of Preferred Stock – Series A	-	-
Shares Issuable Upon Conversion of Preferred Stock – Series B	-	-
Weighted Average Shares - Diluted	7,341,138	5,044,230
Net Loss Per Common Share:
Basic	$ (0.14)	$ (0.09)
Diluted	$ (0.14)	$ (0.09)

	Year Ended
	December 31,
	2020	2019
Net Loss Available to Common Stockholders	$(1,185,846)	$(2,305,073)
Series A Preferred Stock Dividends	10,000	10,000
Net Loss Available to Common Stockholders and Assumed Conversions	$(1,195,846)	$(2,315,073)
Weighted Average Shares - Basic	5,324,402	4,753,151
Shares Issuable Upon Conversion of 8% Senior Secured Convertible Promissory Notes	-	-
Shares Issuable Upon Conversion of Preferred Stock – Series A	-	-
Shares Issuable Upon Conversion of Preferred Stock – Series B	-	-
Weighted Average Shares - Diluted	5,324,402	4,753,151
Net Loss Per Common Share:
Basic	$(0.22)	$(0.49)
Diluted	$(0.22)	$(0.49)